UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ken Roberts Investment Management, Inc.
Address: 601 W. Riverside Ave.
         Ste. 1670
         Spokane, WA  99201

13F File Number:  28-06910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Roberts
Title:     President
Phone:     (509) 624-5591

Signature, Place, and Date of Signing:

     /s/ Kenneth Roberts     Spokane, WA     August 04, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $211,444 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    11580   247532 SH       Sole                   197242        0    50290
AIR PRODS & CHEMS INC          COM              009158106     7268   112137 SH       Sole                    88927        0    23210
AMERICAN EXPRESS CO            COM              025816109      207     5210 SH       Sole                      710        0     4500
AMGEN INC                      COM              031162100      540    10275 SH       Sole                     8125        0     2150
APPLIED MATLS INC              COM              038222105     4561   379465 SH       Sole                   299890        0    79575
AT&T INC                       COM              00206r102     1320    54582 SH       Sole                    40357        0    14225
AUTOMATIC DATA PROCESSING IN   COM              053015103     1316    32689 SH       Sole                    24755        0     7934
BAXTER INTL INC                COM              071813109    11072   272446 SH       Sole                   216776        0    55670
CHESAPEAKE ENERGY CORP         COM              165167107      424    20225 SH       Sole                    16375        0     3850
CHEVRON CORP NEW               COM              166764100     4587    67592 SH       Sole                    53755        0    13837
CISCO SYS INC                  COM              17275r102     7819   366906 SH       Sole                   294531        0    72375
COCA COLA CO                   COM              191216100      235     4682 SH       Sole                     4197        0      485
COMCAST CORP NEW               CL A SPL         20030n200     8091   492478 SH       Sole                   392713        0    99765
CONOCOPHILLIPS                 COM              20825c104     1102    22443 SH       Sole                    17579        0     4864
COSTCO WHSL CORP NEW           COM              22160k105     3335    60825 SH       Sole                    48355        0    12470
CVS CAREMARK CORPORATION       COM              126650100    11342   386823 SH       Sole                   306468        0    80355
DISNEY WALT CO                 COM DISNEY       254687106     2645    83960 SH       Sole                    65765        0    18195
EXPRESS SCRIPTS INC            COM              302182100      214     4550 SH       Sole                     1350        0     3200
EXXON MOBIL CORP               COM              30231g102      833    14589 SH       Sole                    12579        0     2010
FEI CO                         COM              30241l109      356    18050 SH       Sole                    14900        0     3150
GENERAL ELECTRIC CO            COM              369604103     8114   562702 SH       Sole                   448000        0   114702
HEWLETT PACKARD CO             COM              428236103    10692   247051 SH       Sole                   196761        0    50290
INTEL CORP                     COM              458140100      961    49412 SH       Sole                    37462        0    11950
INTERNATIONAL BUSINESS MACHS   COM              459200101     5352    43341 SH       Sole                    34656        0     8685
ISHARES TR INDEX               DJ SEL DIV INX   464287168      272     6400 SH       Sole                     6000        0      400
ISHARES TR INDEX               IBOXX INV CPBD   464287242      642     5920 SH       Sole                     4455        0     1465
JABIL CIRCUIT INC              COM              466313103     1337   100560 SH       Sole                    74010        0    26550
JOHNSON & JOHNSON              COM              478160104      507     8590 SH       Sole                     6540        0     2050
KEY TRONICS CORP               COM              493144109      155    30075 SH       Sole                    25625        0     4450
KIMBERLY CLARK CORP            COM              494368103      520     8570 SH       Sole                     5960        0     2610
MARATHON OIL CORP              COM              565849106    11001   353850 SH       Sole                   280615        0    73235
MASTERCARD INC                 CL A             57636q104     2884    14456 SH       Sole                    11320        0     3136
MEDTRONIC INC                  COM              585055106     8514   234733 SH       Sole                   186043        0    48690
MICROSOFT CORP                 COM              594918104    10449   454115 SH       Sole                   360017        0    94098
ORACLE CORP                    COM              68389x105     8699   405354 SH       Sole                   322314        0    83040
PEPSICO INC                    COM              713448108    12629   207207 SH       Sole                   162822        0    44385
PFIZER INC                     COM              717081103      454    31826 SH       Sole                    23436        0     8390
QUALCOMM INC                   COM              747525103     6983   212635 SH       Sole                   169455        0    43180
SCHLUMBERGER LTD               COM              806857108     6480   117098 SH       Sole                    93203        0    23895
TEXAS INSTRS INC               COM              882508104     4705   202105 SH       Sole                   158520        0    43585
TIME WARNER INC                COM NEW          887317303     8320   287774 SH       Sole                   229049        0    58725
VERIZON COMMUNICATIONS INC     COM              92343v104      507    18112 SH       Sole                    12462        0     5650
VISA INC                       COM CL A         92826c839     2289    32355 SH       Sole                    25655        0     6700
WAL MART STORES INC            COM              931142103    11815   245777 SH       Sole                   194862        0    50915
WEATHERFORD INTERNATIONAL LT   REG              h27013103     7833   596106 SH       Sole                   477066        0   119040
WESTERN ASST MNG MUN FD INC    COM              95766m105      483    37008 SH       Sole                    35000        0     2008